Due From Financial Institutions At Amortized Cost_Restricted Cash From Financial Institutions(Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Restricted Cash And Cash Equivalents Items Line Items [Line Items]
Restricted due from financial institutions at amortized cost	[1]	₩ 15,303,363	₩ 13,372,966
Due from financial institutions in Korean won
Restricted Cash And Cash Equivalents Items Line Items [Line Items]
Restricted due from financial institutions at amortized cost	[1]	12,561,246	11,701,097
The Bank of Korea
Restricted Cash And Cash Equivalents Items Line Items [Line Items]
Restricted due from financial institutions at amortized cost	[1]	₩ 11,242,803	₩ 8,117,840
Reason for restriction		Bank of Korea Act	Bank of Korea Act
Shinhan Bank and others [Member]
Restricted Cash And Cash Equivalents Items Line Items [Line Items]
Restricted due from financial institutions at amortized cost	[1]	₩ 772,986	₩ 3,027,963
Reason for restriction		Net settlement and others	Net settlement and others
NH Investment Securities And Others Member [Member]
Restricted Cash And Cash Equivalents Items Line Items [Line Items]
Restricted due from financial institutions at amortized cost	[1]	₩ 545,457	₩ 555,294
Reason for restriction		Derivatives margin account and others	Derivatives margin account and others
Due from financial institutions in foreign currencies
Restricted Cash And Cash Equivalents Items Line Items [Line Items]
Restricted due from financial institutions at amortized cost	[1]	₩ 2,742,117	₩ 1,671,869
People's Bank of China and others
Restricted Cash And Cash Equivalents Items Line Items [Line Items]
Restricted due from financial institutions at amortized cost	[1]	₩ 1,097,729	₩ 490,071
Reason for restriction		Cambodian law and others	Cambodian law and others
Bank of Communications Co., Ltd. New York Branch
Restricted Cash And Cash Equivalents Items Line Items [Line Items]
Restricted due from financial institutions at amortized cost	[1]	₩ 46,428	₩ 31,443
Reason for restriction		Bank Act of the State of New York and others	Bank Act of the State of New York and others
Societe Generale Paris And Others [Member]
Restricted Cash And Cash Equivalents Items Line Items [Line Items]
Restricted due from financial institutions at amortized cost	[1]	₩ 1,597,960	₩ 1,150,355
Reason for restriction		Derivatives margin account and others	Derivatives margin account and others

[1]	Before netting of allowance